IMPAIRMENT REVIEW (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Preparation H
Disclosure of detailed information about intangible assets [line items]
Impairment losses		£ 111
Preparation H | Discount rate 0.25 percent higher than management's estimates
Disclosure of detailed information about intangible assets [line items]
Incremental discount rate in scenario	0.25%
Incremental impairment in scenario	£ 49
Preparation H | Growth rate 0.25 percent lower than management's estimates
Disclosure of detailed information about intangible assets [line items]
Incremental growth rate in scenario	(0.25%)
Incremental impairment in scenario	£ 43
Robitussin
Disclosure of detailed information about intangible assets [line items]
Discount rate	6.75%
Robitussin | Discount rate
Disclosure of detailed information about intangible assets [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.0100